Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Computers and equipment USD ($)	Dec. 31, 2014 Computers and equipment CNY	Dec. 31, 2013 Computers and equipment CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Furniture and fixtures USD ($)	Dec. 31, 2014 Furniture and fixtures CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2014 Software USD ($)	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY
Property and equipment, net
Property and equipment, gross	$ 17,069,262	105,907,943	51,706,664		$ 7,085,268	43,961,251	25,307,217	$ 7,040,623	43,684,247	19,649,572	$ 1,022,289	6,342,892	3,212,488	$ 1,921,083	11,919,553	3,537,387
Less: Accumulated depreciation	(5,889,510)	(36,542,052)	(26,855,361)
Property and equipment subject to depreciation	11,179,752	69,365,891	24,851,303
Construction in progress	474,551	2,944,399
Property and equipment, net	11,654,303	72,310,290	24,851,303												7,016,037
Depreciation expenses	$ 1,751,739	10,868,838	8,764,423	10,111,622